CONSOLIDATED STATEMENTS OF LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Sales	$ 1,389,968	$ 1,449,225	$ 1,412,262
Other operating income	17,143	10,538	5,574
Other gains	1	35	99
Operating expenses:
Supplies	(89,642)	(109,769)	(72,276)
Total	(1,087,932)	(1,102,668)	(1,060,408)
Depreciation expense	(72,219)	(73,159)	(73,939)
Amortisation expense	(49,035)	(60,069)	(46,981)
Changes in trade provisions	(577)	296	(5,293)
Impairment charges	(17,495)	(1,977)	0
Other operating expenses	(128,386)	(99,945)	(118,711)
OPERATING PROFIT	(38,174)	12,507	40,327
Total finance income	10,192	15,506	15,683
Statements of Operations - Change in Fair Value	(86,496)	(91,889)	(70,293)
Gains (losses) on change in fair value of derivatives	(95,961)	(42,285)	0
Net foreign exchange loss	7,167	17,669	(27,818)
NET FINANCE EXPENSE	(165,098)	(100,999)	(82,428)
PROFIT/(LOSS) BEFORE INCOME TAX	(203,272)	(88,492)	(42,101)
Income tax expense	(92,305)	(4,459)	(4,779)
PROFIT/(LOSS) FOR THE YEAR	$ (295,577)	$ (92,951)	$ (46,880)
EARNINGS PER SHARE:
Basic (loss)/earnings per share from continuing operations (in U.S. dollars)	$ (20.24)	$ (6.61)	$ (3.33)
Diluted earnings (loss) per share from continuing operations	$ (20.24)	$ (6.61)	$ (3.33)